INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Interest-bearing Loans And Borrowings
Schedule of Interest-bearing Loans and Borrowings

			December 31,
			2021	2022	2022
			CNY	CNY	US$
	Interest rate	Maturity

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	74,000	71,000	10,293

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	3,000	435

Total			77,000	74,000	10,728